November 30, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

       	Re: Merrill Lynch Federal Securities Trust
	    	    Post-Effective Amendment No. 15 to the
	   	    Registration Statement on Form N-1A
	    	    (Securities Act File No. 2-92366
	          Investment Company Act File No. 811-4077)

Ladies and Gentlemen:

           Pursuant to Rule 497 (j) under the Securities
	Act of 1933, as amended (the "1933 Act"), Merrill
	Lynch Federal Securities Trust (the "Trust") hereby certifies that:

   (1) the form of prospectus and statement of additional information that would have been filed pursuant
	 to Rule 497 (c) under the 1933 Act would not have differed from that contained in Post-Effective
       Amendment No. 15 to the Trust's Registration
       Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration
       Statement on Form N-1A; and

   (2) the text of Post-Effective Amendment No. 15 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and
       Exchange Commission on November 25, 1998.

				 Very truly yours,

	           Merrill Lynch Federal Securities Trust

		          By:   Arthur Zeikel /s/
				_______________________
		                Arthur Zeikel
        	      	      President